Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Sep. 01, 2021
Entity Registrant Name	dei_EntityRegistrantName	FUNDVANTAGE TRUST
Entity Central Index Key	dei_EntityCentralIndexKey	0001388485
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Aug. 29, 2022
Document Effective Date	dei_DocumentEffectiveDate	Aug. 29, 2022
Prospectus Date	rr_ProspectusDate	Feb. 01, 2022
TOBAM Emerging Markets Fund
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	TOBAM EMERGING MARKETS FUND
Strategy [Heading]	rr_StrategyHeading	Summary of Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

To pursue its goal, the Fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in common stocks and other equity securities (or derivative or other strategic instruments with similar economic characteristics) of companies organized or with their principal place of business, or majority of assets or business, in emerging market countries. The Fund considers emerging market countries to be all countries represented in the Bloomberg Emerging Markets Large & Mid Cap Net Return Index. The Bloomberg Emerging Markets Large & Mid Cap Net Return Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of emerging markets. The constituents that make up the index are selected on the basis of size, liquidity and free-float capital freely available for trading on a regulated market. The Fund may invest in equity securities of companies with any market capitalization as well as preferred stock, exchange-traded funds (ETFs) and the securities of real estate investment trusts (REITs).

The Adviser seeks to achieve its investment objective by investing in a diversified portfolio of various risk metrics by applying a systematic, quantitative investment approach. This investment approach designed to identify securities of emerging market issuers included in the Bloomberg Emerging Markets Large & Mid Cap Net Return Index that have the lowest possible correlation to each other for inclusion in the Fund’s portfolio. The Adviser uses its patented Anti-Benchmark® Maximum Diversification® model to construct a portfolio consisting of securities of emerging market issuers that it believes offers the most diversification potential and avoids the concentration risk that exists in traditional market capitalization-weighted indices. The Fund’s portfolio managers focus on stock selection as opposed to making proactive decisions as to country, industry or sector exposure. As a result of the Adviser’s stock selection and portfolio construction methodologies, the Fund may hold both growth-oriented and value-oriented securities.

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The “Country, Industry and Market Sector Risk” principal risk in the “Risk/Return Summary” section of the Prospectus is revised as follows:

●	Country, Industry and Market Sector Risk: The Fund may significantly overweight or underweight, relative to the Bloomberg Emerging Markets Large & Mid Cap Net Return Index (the Fund’s benchmark index), certain countries, companies, industries or market sectors, which may cause the Fund’s performance to be more or less sensitive to developments affecting those countries, companies, industries or sectors.

The first paragraph of “Performance Information” and the “Average Annual Total Returns” table in the “Risk/Return Summary” section of the Prospectus are revised as follows:

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and the performance table illustrate the risks and volatility of an investment in Class I shares of the Fund for the past four calendar years and show how the Fund’s average annual total returns for one year, and since inception, before and after taxes, compare with those of the Bloomberg Emerging Markets Large & Mid Cap Net Return Index, a broad measure of the equity market performance of emerging markets. Total returns would have been lower had certain fees and expenses not been waived or reimbursed. Past performance, both before and after taxes, does not necessarily indicate how the Fund will perform in the future. Updated performance information is available by calling the Fund toll-free at (844) 282-6161.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the performance table illustrate the risks and volatility of an investment in Class I shares of the Fund for the past four calendar years and show how the Fund’s average annual total returns for one year, and since inception, before and after taxes, compare with those of the Bloomberg Emerging Markets Large & Mid Cap Net Return Index, a broad measure of the equity market performance of emerging markets.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(844) 282-6161
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance, both before and after taxes, does not necessarily indicate how the Fund will perform in the future.
[custom:SupplementClosingTextBlock]	cik0001388485_SupplementClosingTextBlock	INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

TOBAM EMERGING MARKETS FUND

Class A

Class C

Class I

OF

FUNDVANTAGE TRUST

(the “Trust”)

Supplement dated August 29, 2022, to the TOBAM Emerging Markets Fund’s (the “Fund”) Prospectus dated February 1, 2022, as may be amended or supplemented from time to time.

This information in this supplement updates and amends certain information contained in the Prospectus for the Fund and should be read in conjunction with such document.

Effective August 1, 2022, the Fund changed its primary benchmark from the Morgan Stanley Capital International Emerging Markets Net Total Return Index (“MSCI® EM Net TR Index”) to the Bloomberg Emerging Markets Large & Mid Cap Net Return Index.

The first and second paragraphs of “Summary of Principal Investment Strategies” in the “Risk/Return Summary” section of the Prospectus are revised as follows:

TOBAM Emerging Markets Fund | Class I
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(5.53%)
Since Inception	rr_AverageAnnualReturnSinceInception	5.47%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 25, 2017
TOBAM Emerging Markets Fund | Class I | MSCI® EM Net TR Index (reflects no deduction for fees or expenses)
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	MSCI® EM Net TR Index (reflects no deduction for fees or expenses)
1 Year	rr_AverageAnnualReturnYear01	(2.54%)	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	7.44%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 25, 2017
TOBAM Emerging Markets Fund | Class I | After Taxes on Distributions
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	(5.62%)	[2]
Since Inception	rr_AverageAnnualReturnSinceInception	4.78%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 25, 2017
TOBAM Emerging Markets Fund | Class I | After Taxes on Distributions and Sales
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Return After Taxes on Distributions and Sale of Shares
1 Year	rr_AverageAnnualReturnYear01	2.93%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	4.04%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 25, 2017
TOBAM Emerging Markets Fund | Class I | Bloomberg Emerging Markets Large & Mid Cap Net Return Index (reflects no deduction for fees or expenses)
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	Bloomberg Emerging Markets Large & Mid Cap Net Return Index (reflects no deduction for fees or expenses)
1 Year	rr_AverageAnnualReturnYear01	0.06%	[1]
Since Inception	rr_AverageAnnualReturnSinceInception	9.03%	[1]
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 25, 2017

[1]	Effective August 1, 2022, the Fund’s primary benchmark changed from the MSCI® EM Net TR Index to the Bloomberg Emerging Markets Large & Mid Cap Net Return Index, which is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of emerging markets. The constituents that make up the index are selected on the basis of size, liquidity and free-float capital freely available for trading on a regulated market. The Adviser believes that the new primary benchmark more appropriately reflects the types of securities held in the Fund’s portfolio and provides better comparative performance information. The MSCI® EM Net TR Index is an unmanaged index that is a free float-adjusted, market capitalization-weighted index designed to measure the equity performance of emerging market countries in Africa, Asia, Europe, Latin America and the Middle East. You cannot invest directly in any index.
[2]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.

Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

After-tax returns shown are for Institutional Class shares; after-tax returns for Class A and Class C shares will vary.

[3]	The “Return After Taxes on Distributions and Sale of Shares” is higher than the “Return Before Taxes” and the “Return After Taxes on Distributions” because of realized losses that would have been sustained upon the sale of Fund shares immediately after the relevant period.